BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 13	$ 301
Bank deposits	1,875	1,624
Total assets	1,888	1,925
Current liabilities
Other payables and accrued expenses	162	159
Total current liabilities	162	159
Shareholders' equity
Ordinary shares of NIS 1.0 par value (5,000,000 shares authorized as of December 31, 2021 and December 31, 2020; 2,780,707 shares issued and 1,255,640 shares outstanding as of December 31, 2021 and December 31, 2020)	790	790
Additional paid-in capital	158,111	158,111
Accumulated deficit	(145,137)	(145,097)
Treasury stock, at cost: 1,525,067 shares as of December 31, 2021 and December 31, 2020	(12,038)	(12,038)
Total shareholders' equity	1,726	1,766
Total liabilities and shareholders' equity	$ 1,888	$ 1,925